Schedule of Investments (unaudited)
June 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 9.2%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	81,394	$1,555,439
Verizon Communications Inc.	47,783	1,970,571
Total Diversified Telecommunication Services		3,526,010
Entertainment — 1.2%
Electronic Arts Inc.	2,763	384,969
Live Nation Entertainment Inc.	1,642	153,921 *
Netflix Inc.	4,892	3,301,513 *
Take-Two Interactive Software Inc.	1,801	280,038 *
Walt Disney Co.	20,731	2,058,381
Warner Bros. Discovery Inc.	25,312	188,321 *
Total Entertainment		6,367,143
Interactive Media & Services — 6.6%
Alphabet Inc., Class A Shares	66,680	12,145,762
Alphabet Inc., Class C Shares	55,474	10,175,041
Match Group Inc.	3,010	91,444 *
Meta Platforms Inc., Class A Shares	24,877	12,543,481
Total Interactive Media & Services		34,955,728
Media — 0.5%
Charter Communications Inc., Class A Shares	1,112	332,444 *
Comcast Corp., Class A Shares	44,433	1,739,996
Fox Corp., Class A Shares	2,624	90,187
Fox Corp., Class B Shares	1,499	47,998
Interpublic Group of Cos. Inc.	4,137	120,345
News Corp., Class A Shares	4,240	116,897
News Corp., Class B Shares	1,272	36,112
Omnicom Group Inc.	2,223	199,403
Paramount Global, Class B Shares	5,202	54,049
Total Media		2,737,431
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	5,873	1,034,705

Total Communication Services		48,621,017
Consumer Discretionary — 9.9%
Automobile Components — 0.1%
Aptiv PLC	3,088	217,457 *
BorgWarner Inc.	2,485	80,116
Total Automobile Components		297,573
Automobiles — 1.4%
Ford Motor Co.	44,524	558,331
General Motors Co.	13,019	604,863
Tesla Inc.	31,497	6,232,626 *
Total Automobiles		7,395,820
Broadline Retail — 3.9%
Amazon.com Inc.	103,958	20,089,884 *
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Broadline Retail — continued
eBay Inc.	5,806	$311,898
Etsy Inc.	1,313	77,441 *
Total Broadline Retail		20,479,223
Distributors — 0.1%
Genuine Parts Co.	1,590	219,929
LKQ Corp.	2,925	121,651
Pool Corp.	435	133,688
Total Distributors		475,268
Hotels, Restaurants & Leisure — 1.9%
Airbnb Inc., Class A Shares	5,012	759,970 *
Booking Holdings Inc.	385	1,525,177
Caesars Entertainment Inc.	2,457	97,641 *
Carnival Corp.	11,466	214,643 *
Chipotle Mexican Grill Inc.	15,600	977,340 *
Darden Restaurants Inc.	1,355	205,039
Domino’s Pizza Inc.	403	208,081
Expedia Group Inc.	1,454	183,189 *
Hilton Worldwide Holdings Inc.	2,838	619,252
Las Vegas Sands Corp.	4,144	183,372
Marriott International Inc., Class A Shares	2,724	658,581
McDonald’s Corp.	8,194	2,088,159
MGM Resorts International	2,913	129,454 *
Norwegian Cruise Line Holdings Ltd.	4,870	91,507 *
Royal Caribbean Cruises Ltd.	2,702	430,780 *
Starbucks Corp.	12,856	1,000,840
Wynn Resorts Ltd.	1,072	95,944
Yum! Brands Inc.	3,197	423,475
Total Hotels, Restaurants & Leisure		9,892,444
Household Durables — 0.3%
DR Horton Inc.	3,364	474,088
Garmin Ltd.	1,768	288,043
Lennar Corp., Class A Shares	2,780	416,639
Mohawk Industries Inc.	564	64,065 *
NVR Inc.	36	273,188 *
PulteGroup Inc.	2,388	262,919
Total Household Durables		1,778,942
Leisure Products — 0.0%††
Hasbro Inc.	1,486	86,931
Specialty Retail — 1.8%
AutoZone Inc.	196	580,964 *
Bath & Body Works Inc.	2,441	95,321
Best Buy Co. Inc.	2,186	184,258
CarMax Inc.	1,787	131,058 *
Home Depot Inc.	11,236	3,867,881
Lowe’s Cos. Inc.	6,515	1,436,297
O’Reilly Automotive Inc.	669	706,504 *
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Ross Stores Inc.	3,806	$553,088
TJX Cos. Inc.	12,892	1,419,409
Tractor Supply Co.	1,224	330,480
Ulta Beauty Inc.	544	209,913 *
Total Specialty Retail		9,515,173
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.	291	281,673 *
Lululemon Athletica Inc.	1,288	384,726 *
NIKE Inc., Class B Shares	13,776	1,038,297
Ralph Lauren Corp.	443	77,552
Tapestry Inc.	2,608	111,596
Total Textiles, Apparel & Luxury Goods		1,893,844

Total Consumer Discretionary		51,815,218
Consumer Staples — 5.7%
Beverages — 1.3%
Brown-Forman Corp., Class B Shares	2,021	87,287
Coca-Cola Co.	44,013	2,801,427
Constellation Brands Inc., Class A Shares	1,835	472,109
Keurig Dr Pepper Inc.	11,759	392,751
Molson Coors Beverage Co., Class B Shares	2,064	104,913
Monster Beverage Corp.	8,086	403,896 *
PepsiCo Inc.	15,606	2,573,897
Total Beverages		6,836,280
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	5,035	4,279,700
Dollar General Corp.	2,494	329,782
Dollar Tree Inc.	2,352	251,123 *
Kroger Co.	7,555	377,221
Sysco Corp.	5,653	403,568
Target Corp.	5,252	777,506
Walgreens Boots Alliance Inc.	8,128	98,308
Walmart Inc.	48,491	3,283,325
Total Consumer Staples Distribution & Retail		9,800,533
Food Products — 0.7%
Archer-Daniels-Midland Co.	5,613	339,306
Bunge Global SA	1,594	170,191
Campbell Soup Co.	2,134	96,436
Conagra Brands Inc.	5,245	149,063
General Mills Inc.	6,409	405,433
Hershey Co.	1,677	308,283
Hormel Foods Corp.	3,295	100,465
JM Smucker Co.	1,205	131,393
Kellanova	2,988	172,348
Kraft Heinz Co.	8,960	288,691
Lamb Weston Holdings Inc.	1,639	137,807
McCormick & Co. Inc., Non Voting Shares	2,914	206,719
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Mondelez International Inc., Class A Shares	15,210	$995,342
Tyson Foods Inc., Class A Shares	3,247	185,534
Total Food Products		3,687,011
Household Products — 1.2%
Church & Dwight Co. Inc.	2,791	289,371
Clorox Co.	1,441	196,653
Colgate-Palmolive Co.	9,313	903,733
Kimberly-Clark Corp.	3,825	528,615
Procter & Gamble Co.	26,792	4,418,537
Total Household Products		6,336,909
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	2,666	283,662
Kenvue Inc.	21,921	398,524
Total Personal Care Products		682,186
Tobacco — 0.5%
Altria Group Inc.	19,498	888,134
Philip Morris International Inc.	17,647	1,788,171
Total Tobacco		2,676,305

Total Consumer Staples		30,019,224
Energy — 3.6%
Energy Equipment & Services — 0.3%
Baker Hughes Co.	11,447	402,591
Halliburton Co.	10,106	341,381
Schlumberger NV	16,226	765,542
Total Energy Equipment & Services		1,509,514
Oil, Gas & Consumable Fuels — 3.3%
APA Corp.	3,906	114,993
Chevron Corp.	19,457	3,043,464
ConocoPhillips	13,264	1,517,136
Coterra Energy Inc.	8,448	225,308
Devon Energy Corp.	7,174	340,048
Diamondback Energy Inc.	2,050	410,389
EOG Resources Inc.	6,513	819,791
EQT Corp.	5,013	185,381
Exxon Mobil Corp.	50,923	5,862,256
Hess Corp.	3,126	461,148
Kinder Morgan Inc.	22,039	437,915
Marathon Oil Corp.	6,372	182,685
Marathon Petroleum Corp.	4,000	693,920
Occidental Petroleum Corp.	7,495	472,410
ONEOK Inc.	6,585	537,007
Phillips 66	4,814	679,592
Targa Resources Corp.	2,547	328,003
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Valero Energy Corp.	3,712	$581,893
Williams Cos. Inc.	13,750	584,375
Total Oil, Gas & Consumable Fuels		17,477,714

Total Energy		18,987,228
Financials — 12.3%
Banks — 3.2%
Bank of America Corp.	77,234	3,071,596
Citigroup Inc.	21,572	1,368,959
Citizens Financial Group Inc.	5,059	182,276
Fifth Third Bancorp	7,765	283,345
Huntington Bancshares Inc.	16,452	216,837
JPMorgan Chase & Co.	32,577	6,589,024
KeyCorp	10,703	152,089
M&T Bank Corp.	1,894	286,676
PNC Financial Services Group Inc.	4,517	702,303
Regions Financial Corp.	10,129	202,985
Truist Financial Corp.	15,068	585,392
US Bancorp	17,714	703,246
Wells Fargo & Co.	39,576	2,350,419
Total Banks		16,695,147
Capital Markets — 2.8%
Ameriprise Financial Inc.	1,128	481,870
Bank of New York Mellon Corp.	8,434	505,112
BlackRock Inc.	1,584	1,247,115
Blackstone Inc.	8,113	1,004,389
Cboe Global Markets Inc.	1,205	204,922
Charles Schwab Corp.	16,947	1,248,824
CME Group Inc.	4,087	803,504
FactSet Research Systems Inc.	433	176,781
Franklin Resources Inc.	3,633	81,198 (a)
Goldman Sachs Group Inc.	3,661	1,655,944
Intercontinental Exchange Inc.	6,511	891,291
Invesco Ltd.	5,106	76,386
KKR & Co. Inc.	7,555	795,088
MarketAxess Holdings Inc.	430	86,228
Moody’s Corp.	1,783	750,518
Morgan Stanley	14,162	1,376,405
MSCI Inc.	903	435,020
Nasdaq Inc.	4,319	260,263
Northern Trust Corp.	2,263	190,047
Raymond James Financial Inc.	2,124	262,548
S&P Global Inc.	3,622	1,615,412
State Street Corp.	3,420	253,080
T. Rowe Price Group Inc.	2,535	292,311
Total Capital Markets		14,694,256
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 0.5%
American Express Co.	6,454	$1,494,424
Capital One Financial Corp.	4,338	600,596
Discover Financial Services	2,880	376,733
Synchrony Financial	4,558	215,092
Total Consumer Finance		2,686,845
Financial Services — 3.8%
Berkshire Hathaway Inc., Class B Shares	20,551	8,360,147 *
Corpay Inc.	798	212,595 *
Fidelity National Information Services Inc.	6,314	475,823
Fiserv Inc.	6,642	989,924 *
Global Payments Inc.	2,898	280,237
Jack Henry & Associates Inc.	828	137,465
Mastercard Inc., Class A Shares	9,320	4,111,611
PayPal Holdings Inc.	11,875	689,106 *
Visa Inc., Class A Shares	17,869	4,690,076
Total Financial Services		19,946,984
Insurance — 2.0%
Aflac Inc.	5,870	524,250
Allstate Corp.	2,965	473,392
American International Group Inc.	7,534	559,324
Aon PLC, Class A Shares	2,468	724,555
Arch Capital Group Ltd.	4,245	428,278 *
Arthur J Gallagher & Co.	2,480	643,089
Assurant Inc.	560	93,100
Brown & Brown Inc.	2,688	240,334
Chubb Ltd.	4,610	1,175,919
Cincinnati Financial Corp.	1,777	209,864
Everest Group Ltd.	493	187,843
Globe Life Inc.	953	78,413
Hartford Financial Services Group Inc.	3,357	337,513
Loews Corp.	2,061	154,039
Marsh & McLennan Cos. Inc.	5,593	1,178,557
MetLife Inc.	6,849	480,731
Principal Financial Group Inc.	2,448	192,045
Progressive Corp.	6,649	1,381,064
Prudential Financial Inc.	4,086	478,838
Travelers Cos. Inc.	2,589	526,447
Willis Towers Watson PLC	1,172	307,228
WR Berkley Corp.	2,336	183,563
Total Insurance		10,558,386

Total Financials		64,581,618
Health Care — 11.6%
Biotechnology — 1.9%
AbbVie Inc.	20,046	3,438,290
Amgen Inc.	6,090	1,902,821
Biogen Inc.	1,659	384,589 *
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Gilead Sciences Inc.	14,076	$965,754
Incyte Corp.	2,116	128,272 *
Moderna Inc.	3,751	445,431 *
Regeneron Pharmaceuticals Inc.	1,204	1,265,440 *
Vertex Pharmaceuticals Inc.	2,929	1,372,881 *
Total Biotechnology		9,903,478
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	19,748	2,052,015
Align Technology Inc.	776	187,350 *
Baxter International Inc.	5,785	193,508
Becton Dickinson & Co.	3,281	766,802
Boston Scientific Corp.	16,689	1,285,220 *
Cooper Cos. Inc.	2,256	196,949
Dexcom Inc.	4,514	511,797 *
Edwards Lifesciences Corp.	6,814	629,409 *
GE HealthCare Technologies Inc.	4,831	376,431
Hologic Inc.	2,632	195,426 *
IDEXX Laboratories Inc.	944	459,917 *
Insulet Corp.	809	163,256 *
Intuitive Surgical Inc.	4,027	1,791,411 *
Medtronic PLC	15,017	1,181,988
ResMed Inc.	1,679	321,394
Solventum Corp.	1,526	80,695 *
STERIS PLC	1,133	248,739
Stryker Corp.	3,849	1,309,622
Teleflex Inc.	535	112,527
Zimmer Biomet Holdings Inc.	2,335	253,418
Total Health Care Equipment & Supplies		12,317,874
Health Care Providers & Services — 2.4%
Cardinal Health Inc.	2,765	271,855
Cencora Inc.	1,869	421,086
Centene Corp.	6,115	405,424 *
Cigna Group	3,225	1,066,088
CVS Health Corp.	14,251	841,664
DaVita Inc.	573	79,401 *
Elevance Health Inc.	2,638	1,429,427
HCA Healthcare Inc.	2,200	706,816
Henry Schein Inc.	1,420	91,022 *
Humana Inc.	1,368	511,153
Labcorp Holdings Inc.	957	194,759
McKesson Corp.	1,481	864,963
Molina Healthcare Inc.	665	197,704 *
Quest Diagnostics Inc.	1,261	172,606
UnitedHealth Group Inc.	10,448	5,320,748
Universal Health Services Inc., Class B Shares	677	125,198
Total Health Care Providers & Services		12,699,914
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.	3,309	$428,946
Bio-Rad Laboratories Inc., Class A Shares	222	60,630 *
Bio-Techne Corp.	1,747	125,173
Charles River Laboratories International Inc.	585	120,849 *
Danaher Corp.	7,483	1,869,628
IQVIA Holdings Inc.	2,068	437,258 *
Mettler-Toledo International Inc.	242	338,217 *
Revvity Inc.	1,449	151,942
Thermo Fisher Scientific Inc.	4,333	2,396,149
Waters Corp.	673	195,251 *
West Pharmaceutical Services Inc.	829	273,064
Total Life Sciences Tools & Services		6,397,107
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	23,076	958,346
Catalent Inc.	2,079	116,902 *
Eli Lilly & Co.	9,063	8,205,459
Johnson & Johnson	27,320	3,993,091
Merck & Co. Inc.	28,752	3,559,498
Pfizer Inc.	64,326	1,799,842
Viatris Inc.	13,516	143,675
Zoetis Inc.	5,180	898,005
Total Pharmaceuticals		19,674,818

Total Health Care		60,993,191
Industrials — 8.0%
Aerospace & Defense — 1.8%
Axon Enterprise Inc.	804	236,569 *
Boeing Co.	6,551	1,192,347 *
General Dynamics Corp.	2,581	748,851
General Electric Co.	12,426	1,975,361
Howmet Aerospace Inc.	4,402	341,727
Huntington Ingalls Industries Inc.	427	105,183
L3Harris Technologies Inc.	2,172	487,788
Lockheed Martin Corp.	2,428	1,134,119
Northrop Grumman Corp.	1,585	690,981
RTX Corp.	15,092	1,515,086
Textron Inc.	2,110	181,165
TransDigm Group Inc.	635	811,282
Total Aerospace & Defense		9,420,459
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	1,329	117,112
Expeditors International of Washington Inc.	1,580	197,168
FedEx Corp.	2,570	770,589
United Parcel Service Inc., Class B Shares	8,280	1,133,118
Total Air Freight & Logistics		2,217,987
Building Products — 0.5%
Allegion PLC	972	114,842
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — continued
AO Smith Corp.	1,316	$107,623
Builders FirstSource Inc.	1,386	191,836 *
Carrier Global Corp.	9,464	596,989
Johnson Controls International PLC	7,647	508,296
Masco Corp.	2,500	166,675
Trane Technologies PLC	2,555	840,416
Total Building Products		2,526,677
Commercial Services & Supplies — 0.6%
Cintas Corp.	975	682,753
Copart Inc.	9,932	537,917 *
Republic Services Inc.	2,311	449,120
Rollins Inc.	3,188	155,543
Veralto Corp.	2,494	238,102
Waste Management Inc.	4,136	882,374
Total Commercial Services & Supplies		2,945,809
Construction & Engineering — 0.1%
Quanta Services Inc.	1,650	419,249
Electrical Equipment — 0.7%
AMETEK Inc.	2,630	438,447
Eaton Corp. PLC	4,538	1,422,890
Emerson Electric Co.	6,494	715,379
GE Vernova Inc.	3,111	533,568 *
Generac Holdings Inc.	688	90,967 *
Hubbell Inc.	620	226,598
Rockwell Automation Inc.	1,313	361,443
Total Electrical Equipment		3,789,292
Ground Transportation — 1.0%
CSX Corp.	22,060	737,907
J.B. Hunt Transport Services Inc.	925	148,000
Norfolk Southern Corp.	2,565	550,680
Old Dominion Freight Line Inc.	2,023	357,262
Uber Technologies Inc.	23,720	1,723,969 *
Union Pacific Corp.	6,912	1,563,909
Total Ground Transportation		5,081,727
Industrial Conglomerates — 0.4%
3M Co.	6,282	641,957
Honeywell International Inc.	7,392	1,578,488
Total Industrial Conglomerates		2,220,445
Machinery — 1.6%
Caterpillar Inc.	5,552	1,849,371
Cummins Inc.	1,553	430,072
Deere & Co.	2,942	1,099,220
Dover Corp.	1,560	281,502
Fortive Corp.	3,938	291,806
IDEX Corp.	859	172,831
Illinois Tool Works Inc.	3,083	730,548
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Ingersoll Rand Inc.	4,605	$418,318
Nordson Corp.	595	138,004
Otis Worldwide Corp.	4,590	441,833
PACCAR Inc.	5,950	612,493
Parker-Hannifin Corp.	1,459	737,977
Pentair PLC	1,885	144,523
Snap-on Inc.	598	156,311
Stanley Black & Decker Inc.	1,747	139,568
Westinghouse Air Brake Technologies Corp.	2,011	317,839
Xylem Inc.	2,751	373,118
Total Machinery		8,335,334
Passenger Airlines — 0.1%
American Airlines Group Inc.	7,227	81,882 *
Delta Air Lines Inc.	7,325	347,498
Southwest Airlines Co.	6,794	194,376
United Airlines Holdings Inc.	3,733	181,648 *
Total Passenger Airlines		805,404
Professional Services — 0.6%
Automatic Data Processing Inc.	4,639	1,107,283
Broadridge Financial Solutions Inc.	1,342	264,374
Dayforce Inc.	1,725	85,560 *
Equifax Inc.	1,419	344,051
Jacobs Solutions Inc.	1,421	198,528
Leidos Holdings Inc.	1,535	223,926
Paychex Inc.	3,634	430,847
Paycom Software Inc.	518	74,094
Verisk Analytics Inc.	1,620	436,671
Total Professional Services		3,165,334
Trading Companies & Distributors — 0.2%
Fastenal Co.	6,484	407,454
United Rentals Inc.	756	488,928
W.W. Grainger Inc.	500	451,120
Total Trading Companies & Distributors		1,347,502

Total Industrials		42,275,219
Information Technology — 32.1%
Communications Equipment — 0.8%
Arista Networks Inc.	2,881	1,009,733 *
Cisco Systems Inc.	45,961	2,183,607
F5 Inc.	665	114,533 *
Juniper Networks Inc.	3,689	134,501
Motorola Solutions Inc.	1,893	730,792
Total Communications Equipment		4,173,166
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A Shares	13,636	918,657
CDW Corp.	1,534	343,371
Corning Inc.	8,801	341,919
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Jabil Inc.	1,377	$149,804
Keysight Technologies Inc.	1,982	271,038 *
TE Connectivity Ltd.	3,476	522,895
Teledyne Technologies Inc.	551	213,777 *
Trimble Inc.	2,862	160,043 *
Zebra Technologies Corp., Class A Shares	584	180,415 *
Total Electronic Equipment, Instruments & Components		3,101,919
IT Services — 1.0%
Accenture PLC, Class A Shares	7,137	2,165,437
Akamai Technologies Inc.	1,729	155,748 *
Cognizant Technology Solutions Corp., Class A Shares	5,644	383,792
EPAM Systems Inc.	658	123,776 *
Gartner Inc.	881	395,622 *
GoDaddy Inc., Class A Shares	1,600	223,536 *
International Business Machines Corp.	10,428	1,803,523
VeriSign Inc.	969	172,288 *
Total IT Services		5,423,722
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices Inc.	18,348	2,976,229 *
Analog Devices Inc.	5,629	1,284,876
Applied Materials Inc.	9,432	2,225,858
Broadcom Inc.	4,945	7,939,346
Enphase Energy Inc.	1,553	154,850 *
First Solar Inc.	1,209	272,581 *
Intel Corp.	48,325	1,496,625
KLA Corp.	1,528	1,259,851
Lam Research Corp.	1,484	1,580,237
Microchip Technology Inc.	6,118	559,797
Micron Technology Inc.	12,571	1,653,464
Monolithic Power Systems Inc.	553	454,389
NVIDIA Corp.	279,235	34,496,692
NXP Semiconductors NV	2,894	778,746
ON Semiconductor Corp.	4,852	332,605 *
Qorvo Inc.	1,070	124,163 *
QUALCOMM Inc.	12,691	2,527,793
Skyworks Solutions Inc.	1,842	196,320
Teradyne Inc.	1,747	259,063
Texas Instruments Inc.	10,336	2,010,662
Total Semiconductors & Semiconductor Equipment		62,584,147
Software — 10.9%
Adobe Inc.	5,093	2,829,365 *
ANSYS Inc.	991	318,607 *
Autodesk Inc.	2,428	600,809 *
Cadence Design Systems Inc.	3,089	950,640 *
CrowdStrike Holdings Inc., Class A Shares	2,619	1,003,575 *
Fair Isaac Corp.	280	416,825 *
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Fortinet Inc.	7,211	$434,607 *
Gen Digital Inc.	6,248	156,075
Intuit Inc.	3,178	2,088,613
Microsoft Corp.	84,370	37,709,171
Oracle Corp.	18,096	2,555,155
Palo Alto Networks Inc.	3,668	1,243,489 *
PTC Inc.	1,382	251,068 *
Roper Technologies Inc.	1,215	684,847
Salesforce Inc.	11,025	2,834,527
ServiceNow Inc.	2,327	1,830,581 *
Synopsys Inc.	1,732	1,030,644 *
Tyler Technologies Inc.	482	242,340 *
Total Software		57,180,938
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	163,625	34,462,698
Hewlett Packard Enterprise Co.	14,683	310,839
HP Inc.	9,797	343,091
NetApp Inc.	2,343	301,778
Seagate Technology Holdings PLC	2,235	230,809
Super Micro Computer Inc.	569	466,210 *
Western Digital Corp.	3,707	280,879 *
Total Technology Hardware, Storage & Peripherals		36,396,304

Total Information Technology		168,860,196
Materials — 2.1%
Chemicals — 1.4%
Air Products & Chemicals Inc.	2,524	651,318
Albemarle Corp.	1,373	131,149
Celanese Corp.	1,141	153,909
CF Industries Holdings Inc.	2,083	154,392
Corteva Inc.	7,952	428,931
Dow Inc.	7,981	423,392
DuPont de Nemours Inc.	4,746	382,006
Eastman Chemical Co.	1,317	129,026
Ecolab Inc.	2,885	686,630
FMC Corp.	1,321	76,024
International Flavors & Fragrances Inc.	2,894	275,538
Linde PLC	5,458	2,395,025
LyondellBasell Industries NV, Class A Shares	2,920	279,327
Mosaic Co.	3,620	104,618
PPG Industries Inc.	2,672	336,378
Sherwin-Williams Co.	2,648	790,243
Total Chemicals		7,397,906
Construction Materials — 0.1%
Martin Marietta Materials Inc.	704	381,427
Vulcan Materials Co.	1,512	376,004
Total Construction Materials		757,431
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Containers & Packaging — 0.2%
Amcor PLC	16,407	$160,460
Avery Dennison Corp.	914	199,846
Ball Corp.	3,523	211,451
International Paper Co.	3,943	170,140
Packaging Corp. of America	1,012	184,751
Westrock Co.	2,998	150,680
Total Containers & Packaging		1,077,328
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	16,307	792,520
Newmont Corp.	12,984	543,640
Nucor Corp.	2,722	430,294
Steel Dynamics Inc.	1,677	217,171
Total Metals & Mining		1,983,625

Total Materials		11,216,290
Real Estate — 2.1%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc.	1,784	208,675
Healthpeak Properties Inc.	8,034	157,466
Ventas Inc.	4,651	238,410
Welltower Inc.	6,787	707,545
Total Health Care REITs		1,312,096
Hotel & Resort REITs — 0.0%††
Host Hotels & Resorts Inc.	8,004	143,912
Industrial REITs — 0.2%
Prologis Inc.	10,510	1,180,378
Office REITs — 0.0%††
BXP Inc.	1,591	97,942
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,424	305,112 *
CoStar Group Inc.	4,642	344,158 *
Total Real Estate Management & Development		649,270
Residential REITs — 0.3%
AvalonBay Communities Inc.	1,633	337,851
Camden Property Trust	1,209	131,914
Equity Residential	3,915	271,466
Essex Property Trust Inc.	729	198,434
Invitation Homes Inc.	6,577	236,048
Mid-America Apartment Communities Inc.	1,326	189,101
UDR Inc.	3,439	141,515
Total Residential REITs		1,506,329
Retail REITs — 0.3%
Federal Realty Investment Trust	814	82,189
Kimco Realty Corp.	7,654	148,947
Realty Income Corp.	9,885	522,126
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Retail REITs — continued
Regency Centers Corp.	1,813	$112,769
Simon Property Group Inc.	3,669	556,954
Total Retail REITs		1,422,985
Specialized REITs — 0.9%
American Tower Corp.	5,301	1,030,409
Crown Castle Inc.	4,901	478,828
Digital Realty Trust Inc.	3,684	560,152
Equinix Inc.	1,077	814,858
Extra Space Storage Inc.	2,403	373,450
Iron Mountain Inc.	3,344	299,689
Public Storage	1,787	514,031
SBA Communications Corp.	1,220	239,486
VICI Properties Inc.	11,875	340,100
Weyerhaeuser Co.	8,262	234,558
Total Specialized REITs		4,885,561

Total Real Estate		11,198,473
Utilities — 2.2%
Electric Utilities — 1.5%
Alliant Energy Corp.	3,002	152,802
American Electric Power Co. Inc.	5,942	521,351
Constellation Energy Corp.	3,601	721,172
Duke Energy Corp.	8,761	878,115
Edison International	4,324	310,506
Entergy Corp.	2,418	258,726
Evergy Inc.	2,548	134,967
Eversource Energy	4,023	228,144
Exelon Corp.	11,326	391,993
FirstEnergy Corp.	5,879	224,989
NextEra Energy Inc.	23,323	1,651,502
NRG Energy Inc.	2,367	184,295
PG&E Corp.	24,034	419,634
Pinnacle West Capital Corp.	1,271	97,079
PPL Corp.	8,375	231,569
Southern Co.	12,412	962,799
Xcel Energy Inc.	6,269	334,827
Total Electric Utilities		7,704,470
Gas Utilities — 0.0%††
Atmos Energy Corp.	1,733	202,154
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,067	141,737
Vistra Corp.	3,761	323,371
Total Independent Power and Renewable Electricity Producers		465,108
Multi-Utilities — 0.6%
Ameren Corp.	3,036	215,890
CenterPoint Energy Inc.	7,207	223,273
CMS Energy Corp.	3,390	201,807
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Multi-Utilities — continued
	Consolidated Edison Inc.	3,926	$351,063
	Dominion Energy Inc.	9,463	463,687
	DTE Energy Co.	2,359	261,873
	NiSource Inc.	5,089	146,614
	Public Service Enterprise Group Inc.	5,606	413,162
	Sempra	7,184	546,415
	WEC Energy Group Inc.	3,581	280,965
	Total Multi-Utilities		3,104,749
Water Utilities — 0.0%††
	American Water Works Co. Inc.	2,228	287,769

Total Utilities			11,764,250
Total Investments before Short-Term Investments (Cost — $179,846,967)			520,331,924
	Rate
Short-Term Investments — 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $5,765,804)	5.201%	5,765,804	5,765,804 (b)
Total Investments — 99.9% (Cost — $185,612,771)			526,097,728
Other Assets in Excess of Liabilities — 0.1%			380,054
Total Net Assets — 100.0%			$526,477,782

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	23	9/24	$6,336,855	$6,349,725	$12,870
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$520,331,924	—	—	$520,331,924
Short-Term Investments†	5,765,804	—	—	5,765,804
Total Investments	$526,097,728	—	—	$526,097,728
Other Financial Instruments:
Futures Contracts††	$12,870	—	—	$12,870
Total	$526,110,598	—	—	$526,110,598

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the period ended June 30, 2024:

	Affiliate Value at September 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$69,635	$21,569	800	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Franklin Resources Inc.	—	$3,142	$(10,006)	$81,198

Franklin S&P 500 Index Fund 2024 Quarterly Report